Equity-based compensation - Summary of activity related to restricted stock unit awards (Detail) - Restricted Stock Units - $ / shares		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2015	Nov. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares, Non-vested at beginning of period				672,750	258,375
Number of shares, Units deemed improbable to vest					(258,375)
Number of shares, Amended grants	258,375	395,250	0	0	395,250
Number of shares, New units		277,500			277,500	258,375
Number of shares, Non-vested at end of period			672,750	672,750	672,750	258,375
Fair value per unit at award date, Non-vested at beginning of period				$ 5.14	$ 13.43
Fair value per unit at award date, Units deemed improbable to vest					13.43
Fair value per unit at award date, Amended grants					5.14
Fair value per unit at award date, New units					5.14	$ 13.43
Fair value per unit at award date, Non-vested at end of period			$ 5.14	$ 5.14	$ 5.14	$ 13.43